Property, Equipment and Improvements (Details) - Schedule of major classes of property, equipment, and improvements - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Major Classes Of Property Equipment And Improvements Abstract
Computers, office equipment and hardware	$ 11,461	$ 11,461
Furniture and fixtures	1,914	1,914
Machinery and equipment	36,048	36,048
Property, equipment, and improvements	49,423	49,423
Less; accumulated depreciation	42,589	42,009
Property, equipment and improvements, net	$ 6,834	$ 7,414